Overview of the Company (Details) - Schedule of Subsidiaries of the Company	12 Months Ended
Mar. 31, 2024
Sweet Lollipop Co., Ltd. (“Sweet Lollipop”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	British Virgin Islands
Issued share capital	US$50,000
Principal activities	Investment holding
Percentage of shareholding% Direct	100.00%
Percentage of shareholding% Indirect
Metalpha Holding (HK) Limited (formerly known as “Long Yun International Holdings Limited”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	Hong Kong
Issued share capital	HK$10,000
Principal activities	Investment holding
Percentage of shareholding% Direct
Percentage of shareholding% Indirect	100.00%
Meta Rich Limited [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	British Virgin Islands
Issued share capital	US$1
Principal activities	Investment holding
Percentage of shareholding% Direct
Percentage of shareholding% Indirect	100.00%
LSQ Capital Limited [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	Hong Kong
Issued share capital	HK$2,000,000
Principal activities	Advising on securities and asset management
Percentage of shareholding% Direct
Percentage of shareholding% Indirect	100.00%
Metalpha Limited (“Metalpha BVI “) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	British Virgin Islands	[1]
Issued share capital	US$4,000,000	[1]
Principal activities	Proprietary trading of digital assets	[1]
Percentage of shareholding% Direct		[1]
Percentage of shareholding% Indirect	100.00%	[1]
LSQ Investment Limited [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	Hong Kong
Issued share capital	HK$1
Principal activities	Inactive
Percentage of shareholding% Direct
Percentage of shareholding% Indirect	100.00%

[1]	On November 28, 2022, the Company entered into a sale and purchase agreement with Antalpha to purchase 49% of equity interest of Metalpha from Antalpha at a consideration of US$2,500,000, which was satisfied by the allotment and issuance of 2,500,000 shares with par value of US$0.0001 in the capital of the Company. Upon completion of the transaction, Metalpha is an indirectly wholly-owned subsidiary of the Company. The transaction was completed on November 28, 2022.